Consolidated Balance Sheets (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Provision for loan losses from third parties		$ 6,426,307	$ 2,197,571
Provision for loan losses from related parties	$ 360,636		$ 11,137
Ordinary shares, par value
Ordinary shares description		Unlimited shares authorized	Unlimited shares authorized
Ordinary shares, issued	23,758,817	22,898,864	20,000,000
Ordinary shares, outstanding	23,758,817	22,898,864	20,000,000
Preferred Class A [Member]
Preferred shares, par value
Preferred shares, authorized description	Unlimited shares authorized	Unlimited shares authorized	Unlimited shares authorized
Preferred stock, shares issued	715,000	715,000
Preferred stock, shares outstanding	715,000	715,000
Ordinary shares description	Unlimited shares authorized